PARENT COMPANY INFORMATION (Details 2) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of parent company information [Line Items]
Net income	$ 3,162,433	$ 1,059.8	$ 3,516,936	$ 3,345,686
Net cash provided (used in) by investing activities	(3,610,068)	(1,210.0)	(952,870)	(6,746,107)
Net cash (used in) provided by financing activities	(1,445,976)	(484.6)	66,863	(2,807,201)
Increase (decrease) in cash and cash equivalents	143,834	48.2	(91,973)	5,015,217
Cash and cash equivalents at beginning of year	22,193,004	7,437.3	22,284,977	17,269,760
Cash and cash equivalents at end of year	22,336,838	$ 7,485.5	22,193,004	22,284,977
Parent [Member]
Disclosure Of parent company information [Line Items]
Net income	1,964,919		2,177,613	2,222,139
Adjustments to reconcile net income to net cash used by operating activities	(867,042)		(1,726,296)	(1,470,593)
Net cash provided by operating activities	1,097,877		451,317	751,546
Net cash provided (used in) by investing activities	(8,830)		(55,374)	192,801
Net cash (used in) provided by financing activities	(1,100,849)		(360,827)	(974,642)
Increase (decrease) in cash and cash equivalents	(11,802)		35,116	(30,295)
Cash and cash equivalents at beginning of year	47,280		12,164	42,459
Cash and cash equivalents at end of year	$ 35,478		$ 47,280	$ 12,164

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.